Commitments and Contingencies - Vessels Under Construction-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Pre-delivery installments	$ 209,981	$ 143,131
Amount contractual purchase obligation, Total	743,759
Newbuild vessels [Member]
Number of shipbuilding contacts	10
Number of vessels under construction	10
Vessels under construction cost	953,740
Pre-delivery installments	66,850	143,131
Amount contractual purchase obligation, Total	$ 743,759